Leases - Summary of Future Minimum Payments Under Non-cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 5,509
2021	4,909
2022	3,204
2023	3,026
2024	2,746
Thereafter	699
Total future minimum lease payments	$ 20,093